Revenue - Disclosure of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue [abstract]
Contract revenue	$ 750	$ 2,090	$ 9,979
Grant revenue	2,580	13,528	7,409
Total revenue	$ 3,330	$ 15,618	$ 17,388